RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 62,599	$ 62,599
Financial liabilities	(268,960)	(268,960)
Balance, beginning of period		61,175
Balance, beginning of period		261,308
Balance, end of period	62,599	62,599
Balance, end of period	268,960	268,960
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,514	7,514
Financial liabilities	(2,682)	(2,682)
Balance, beginning of period		5,831
Balance, beginning of period		3,092
Balance, end of period	7,514	7,514
Balance, end of period	2,682	2,682
Level 3 | At fair value
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,514	7,514
Financial liabilities	(2,682)	(2,682)
Balance, beginning of period	6,637	5,831
Balance, beginning of period	2,880	3,092
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	146	222
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(162)	(385)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	(3)	(1)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(1)	(9)
Additions, net of disposals	734	1,462
Additions, net of disposals	(35)	(16)
Balance, end of period	7,514	7,514
Balance, end of period	2,682	2,682
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(2,170)	(2,170)
Balance, beginning of period		2,419
Balance, end of period	2,170	2,170
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(512)	(512)
Balance, beginning of period		673
Balance, end of period	512	512
Level 3 | Discounted cash flows | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(2,170)	(2,170)
Balance, end of period	2,170	2,170
Level 3 | Discounted cash flows | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(512)	(512)
Balance, end of period	512	512
Corporate bonds | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets
Balance, beginning of period		324
Corporate bonds | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	740	740
Balance, end of period	740	740
Fixed income securities and other | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,046	4,046
Balance, beginning of period		3,376
Balance, end of period	4,046	4,046
Fixed income securities and other | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,046	4,046
Balance, end of period	4,046	4,046
Equity investments [member] | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,701	2,701
Balance, beginning of period		2,120
Balance, end of period	2,701	2,701
Equity investments [member] | Level 3 | Black-Scholes model
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,701	2,701
Balance, end of period	2,701	2,701
Accounts receivable and other | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	19	19
Balance, end of period	$ 19	$ 19